Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Salaries and short-term benefits	$ 9,737	$ 10,746
Share-based payments	8,280	8,156
Key management personnel remuneration	$ 18,017	$ 18,902